Accounts Receivables, Net (Tables)	12 Months Ended
Dec. 31, 2019
Accounts Receivable, after Allowance for Credit Loss [Abstract]
Schedule of accounts receivable

	December 31, 2019	December 31, 2018
Accounts receivables – equipment and engineering	$3,222,350	$2,953,585
Accounts receivables – financial service	1,307,012	-
Less: allowance for doubtful accounts	(1,504,831)	(297,740)
	$3,024,531	$2,655,845

Schedule of allowance for doubtful accounts

	December 31, 2019	December 31, 2018
Beginning of the year	$297,740	$296,302
Recovery	(80,859)	-
Provision	1,301,046	17,301
Foreign exchange effect	(13,096)	(15,863)
At the end of the year	$1,504,831	$297,740